Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	639,310,873.58	33,254
Yield Supplement Overcollateralization Amount 01/31/24	58,116,040.30	0
Receivables Balance 01/31/24	697,426,913.88	33,254
Principal Payments	25,308,551.19	797
Defaulted Receivables	1,042,642.27	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	55,190,819.34	0
Pool Balance at 02/29/24	615,884,901.08	32,420

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.09%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	8,249,865.22	309
Past Due 61-90 days	2,178,084.50	86
Past Due 91-120 days	642,916.70	25
Past Due 121+ days	0.00	0
Total	11,070,866.42	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	580,919.37
Aggregate Net Losses/(Gains) - February 2024	461,722.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	0.51%
Second Prior Net Losses/(Gains) Ratio	0.45%
Third Prior Net Losses/(Gains) Ratio	0.63%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	5,542,964.11
Actual Overcollateralization	5,542,964.11
Weighted Average Contract Rate	5.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	50.56

Flow of Funds	$ Amount
Collections	29,170,959.94
Investment Earnings on Cash Accounts	25,504.00
Servicing Fee	(581,189.09)
Transfer to Collection Account	-
Available Funds	28,615,274.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,435,248.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	2,552,174.64
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,542,964.11
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,772,401.48

Total Distributions of Available Funds	28,615,274.85

Servicing Fee	581,189.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	633,557,075.72
Principal Paid	23,215,138.75
Note Balance @ 03/15/24	610,341,936.97

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	147,772,044.41
Principal Paid	16,280,353.66
Note Balance @ 03/15/24	131,491,690.75
Note Factor @ 03/15/24	50.9184056%

Class A-2b
Note Balance @ 02/15/24	62,945,031.31
Principal Paid	6,934,785.09
Note Balance @ 03/15/24	56,010,246.22
Note Factor @ 03/15/24	50.9184057%

Class A-3
Note Balance @ 02/15/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	279,880,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	97,610,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	30,230,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	15,120,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,627,734.62
Total Principal Paid	23,215,138.75
Total Paid	25,842,873.37

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	637,882.66
Principal Paid	16,280,353.66
Total Paid to A-2a Holders	16,918,236.32

Class A-2b
SOFR Rate	5.32471%
Coupon	5.75471%
Interest Paid	291,796.71
Principal Paid	6,934,785.09
Total Paid to A-2b Holders	7,226,581.80

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6078368
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0393485
Total Distribution Amount	25.6471853

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.4701156
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.0435009
Total A-2a Distribution Amount	65.5136165

A-2b Interest Distribution Amount	2.6526974
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.0435008
Total A-2b Distribution Amount	65.6961982

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.94
Noteholders' Third Priority Principal Distributable Amount	651.30
Noteholders' Principal Distributable Amount	238.76

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	5,038,175.22
Investment Earnings	20,999.87
Investment Earnings Paid	(20,999.87)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,512,841.55	4,692,905.03	5,209,826.40
Number of Extensions	129	167	186
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.65%	0.69%